Significant Concentrations and Risks (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Sales to major customers
Sales to major customer, Amount	$ 87,242,852	$ 84,258,540	$ 131,472,604	$ 156,321,054	$ 269,726,106	$ 221,790,407
Sales to major customer, Percentage	47.00%	57.00%	36.00%	53.00%	43.00%	40.00%
Customer A [Member]
Sales to major customers
Sales to major customer, Amount	40,695,112	35,607,254	52,843,930	58,150,912	114,981,292	101,680,459
Sales to major customer, Percentage	21.00%	24.00%	14.00%	20.00%	18.00%	18.00%
Customer B [Member]
Sales to major customers
Sales to major customer, Amount	12,876,871				56,582,811	32,193,696
Sales to major customer, Percentage	7.00%				9.00%	6.00%
Customer C [Member]
Sales to major customers
Sales to major customer, Amount	12,615,883				42,795,468
Sales to major customer, Percentage	7.00%				7.00%
Customer D [Member]
Sales to major customers
Sales to major customer, Amount	11,234,274	14,540,619	21,659,715	28,430,114	28,228,269
Sales to major customer, Percentage	6.00%	10.00%	6.00%	10.00%	5.00%
Customer E [Member]
Sales to major customers
Sales to major customer, Amount	9,820,712				27,138,266
Sales to major customer, Percentage	5.00%				4.00%
Customer F [Member]
Sales to major customers
Sales to major customer, Amount			15,014,302			31,745,184
Sales to major customer, Percentage			4.00%			6.00%
Customer G [Member]
Sales to major customers
Sales to major customer, Amount			17,177,359			29,625,766
Sales to major customer, Percentage			4.00%			5.00%
Customer H [Member]
Sales to major customers
Sales to major customer, Amount			24,777,298			26,545,302
Sales to major customer, Percentage			7.00%			5.00%
Customer I [Member]
Sales to major customers
Sales to major customer, Amount		14,278,678		14,278,678
Sales to major customer, Percentage		10.00%		5.00%
Customer J [Member]
Sales to major customers
Sales to major customer, Amount		13,517,410		42,284,552
Sales to major customer, Percentage		9.00%		14.00%
Customer K [Member]
Sales to major customers
Sales to major customer, Amount				13,176,798
Sales to major customer, Percentage				4.00%
Customer L [Member]
Sales to major customers
Sales to major customer, Amount		$ 6,314,579
Sales to major customer, Percentage		4.00%